Accounts Receivable, Net - Schedule of Aging Analysis of Accounts Receivable, Gross Based on the Due Date (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Accounts Receivable [Line Items]
Total accounts receivable, gross	$ 1,288,000	$ 638,181
Not yet past due [Member]
Accounts Receivable [Line Items]
Total accounts receivable, gross	6,410	612,027
Within 30 days past due [Member]
Accounts Receivable [Line Items]
Total accounts receivable, gross	1,028,984
31 to 60 days past due [Member]
Accounts Receivable [Line Items]
Total accounts receivable, gross		26,154
Over 90 days [Member]
Accounts Receivable [Line Items]
Total accounts receivable, gross	$ 252,606